Debt and Credit Facilities - Scheduled Debt Repayments (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 15,407
2024
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	842
2025
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	1,310
2026
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	1,246
2027
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	307
2028
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	570
Thereafter
Debt and Credit Facilities
Scheduled principal repayments for lease liabilities, short-term debt and long-term debt	$ 11,132